Property, plant & equipment (Tables)	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of property, plant and equipment

	Leasehold improvements	IT equipment	Other equipment	Total
Gross carrying amount
Balance 1 July 2021	-	11,466	49,485	60,951
Additions	250,211	69,612	104,391	424,214
Disposals	-	(2,268)	-	(2,268)
Balance as at 30 June 2022	250,211	78,810	153,876	482,897

Depreciation and Impairment
Balance 1 July 2021	-	(5,111)	(43,448)	(48,559)
Disposals	-	414	-	414
Depreciation	(17,680)	(10,381)	(10,692)	(38,753)
Balance as at 30 June 2022	(17,680)	(15,078)	(54,140)	(86,898)

Carrying amount 30 June 2022	232,531	63,732	99,736	395,999

	Leasehold improvements	IT equipment	Other equipment	Total
Gross carrying amount
Balance 1 July 2022	250,211	78,810	153,876	482,897

Additions	90,450	1,493	677	92,620
Disposals	-	-	-	-
Balance as at 30 June 2023	340,661	80,303	154,553	575,517

Depreciation and Impairment
Balance 1 July 2022	(17,680)	(15,078)	(54,140)	(86,898)

Disposals	-	-	-	-
Depreciation	(61,665)	(19,198)	(27,738)	(108,601)
Balance as at 30 June 2023	(79,345)	(34,276)	(81,878)	(195,499)

Carrying amount 30 June 2023	261,316	46,027	72,675	380,018